REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Mar. 31, 2024
Revenue from contracts with customers [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM CONTRACTS WITH CUSTOMERSRevenue by type:

For the years ended	March 31 2024	March 31 2023
Revenues from construction contracts	$1,972,816	$1,630,406
Services rendered	614,690	492,325
Sale of goods	445,377	454,653
Total Company	$3,032,883	$2,577,384
Disaggregation of revenue from contracts with customers:

Revenues by market for the years ended	March 31 2024	March 31 2023
Life Sciences	$1,268,546	$1,209,856
Transportation	933,329	578,240
Food & Beverage	435,005	371,341
Consumer Products	287,228	305,100
Energy	108,775	112,847
Total Company	$3,032,883	$2,577,384

Timing of revenue recognition based on transfer of control for the years ended	March 31 2024	March 31 2023
Goods and services transferred at a point in time	$445,377	$454,653
Goods and services transferred over time	2,587,506	2,122,731
Total Company	$3,032,883	$2,577,384
Backlog:
The following table presents the aggregate amount of the revenues expected to be realized in the future from partially or fully unsatisfied performance obligations as at March 31, 2024 and March 31, 2023. The amounts disclosed below represent the value of firm orders and do not include constrained variable consideration or letters of intent. Such orders may be subject to future modifications that could impact the amount and/or timing of revenue recognition.

Revenues expected to be recognized in:	March 31 2024	March 31 2023
Less than one year	$1,215,000	$1,607,000
Thereafter	578,000	546,000
Total	$1,793,000	$2,153,000
Accounts receivable continuity:

As at	March 31 2024	March 31 2023
Trade accounts receivable	$443,570	$375,356
Less: allowance for expected credit loss	(6,241)	(6,501)
Trade accounts receivables, net	$437,329	$368,855
Other accounts receivable	34,016	30,886
Total	$471,345	$399,741
Contract balances:

As at	March 31 2024	March 31 2023
Trade receivables	$437,329	$368,855
Contract assets	704,703	526,990
Contract liabilities	(312,204)	(296,555)
Unearned revenue (i)	(51,056)	(33,490)
Net contract balances	$778,772	$565,800
(i) The unearned revenue liability is included in accounts payable and accrued liabilities on the consolidated statements of financial position.

As at	March 31 2024	March 31 2023
Contracts in progress:
Costs incurred	$3,936,631	$3,285,121
Estimated earnings	1,354,259	1,091,180
	5,290,890	4,376,301
Progress billings	(4,898,391)	(4,145,866)
Net contract assets and liabilities	$392,499	$230,435
Contract assets relate to revenue earned in exchange of goods or services that have been transferred to a customer. These assets are billed and transferred to accounts receivable when the right to receive the consideration becomes unconditional. As such, the balances of this account vary and depend on the timing of billings on contracts at the end of the year.

Contract liabilities represent the obligation to transfer goods and services for which the Company has received consideration. The balance of this account is dependent on timing of progress on the contract as well as receipts from customers, and as such will vary.

The outstanding contract asset and contract liability balances increased by $177,713 and $15,649, respectively during the year ended March 31, 2024 due to the timing of billings on certain customer contracts.